Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Parent's ownership percentage in Guarantor Subsidiaries	100.00%
ASSETS
Cash and cash equivalents	$ 483,000	$ 533,235	$ 586,000	$ 586,000	$ 931,208	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	393,200	571,634			308,039
Receivables, less allowance for doubtful accounts	1,656,000	1,886,596			1,616,382
Due from Hertz affiliate	800	12,809			0
Inventories, at lower of cost or market	128,300	105,728			83,978
Prepaid expenses and other assets	763,200	461,502			416,134
Revenue earning equipment, net	15,706,000	12,908,336			10,105,409
Property and equipment, net	1,465,600	1,436,386			1,251,854
Investment in subsidiaries, net	0	0			0
Other intangible assets, net	3,968,500	4,032,111			2,562,234
Goodwill	1,366,300	1,341,872			392,094	328,600
Total assets	25,930,900	23,290,209			17,667,332
LIABILITIES AND EQUITY
Due to Hertz affiliate	0	0			412
Accounts payable	1,484,500	999,061			897,489
Accrued liabilities	1,182,300	1,178,460			1,126,338
Accrued taxes	183,600	167,314			162,984
Debt	17,394,200	15,014,474			10,907,849
Public liability and property damage	327,500	332,232			281,534
Deferred taxes on income	2,786,800	4,558,500			3,684,700
Deferred income tax liability		2,681,140			1,661,872
Total liabilities	23,358,900	20,372,681			15,038,478
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000	2,917,509			2,628,835
Noncontrolling interest	0	19			19
Total equity	2,572,000	2,917,528			2,628,854	2,502,429	2,461,948
Total liabilities and equity	25,930,900	23,290,209			17,667,332
Parent
ASSETS
Cash and cash equivalents	87,500	24,602		265,600	565,002	1,754,378	108,522
Restricted cash and cash equivalents	33,700	32,681			44,663
Receivables, less allowance for doubtful accounts	500,800	544,454			297,292
Due from Hertz affiliate	1,042,700	1,047,986			655,411
Inventories, at lower of cost or market	30,800	24,422			22,440
Prepaid expenses and other assets	2,894,700	2,570,539			2,088,579
Revenue earning equipment, net	175,300	104,207			167,304
Property and equipment, net	897,600	865,694			824,381
Investment in subsidiaries, net	6,833,100	6,964,916			4,413,289
Other intangible assets, net	70,200	74,606			94,682
Goodwill	106,200	106,210			100,221
Total assets	12,672,600	12,360,317			9,273,264
LIABILITIES AND EQUITY
Due to Hertz affiliate	2,097,100	2,254,223			1,251,347
Accounts payable	165,200	239,247			188,695
Accrued liabilities	642,700	605,680			607,673
Accrued taxes	60,300	54,357			54,559
Debt	7,042,300	6,190,040			4,434,274
Public liability and property damage	93,000	99,261			107,881
Deferred taxes on income	0
Deferred income tax liability		0			0
Total liabilities	10,100,600	9,442,808			6,644,429
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000	2,917,509			2,628,835
Noncontrolling interest	0	0			0
Total equity	2,572,000	2,917,509			2,628,835	2,485,927	2,444,655
Total liabilities and equity	12,672,600	12,360,317			9,273,264
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	24,500	2,578		4,000	7,385	5,158	6,043
Restricted cash and cash equivalents	17,000	14,535			28,130
Receivables, less allowance for doubtful accounts	482,100	292,467			218,754
Due from Hertz affiliate	1,842,700	59,181			65,972
Inventories, at lower of cost or market	39,800	34,101			26,541
Prepaid expenses and other assets	244,300	183,573			32,974
Revenue earning equipment, net	1,893,000	1,734,325			1,505,867
Property and equipment, net	315,100	206,332			170,874
Investment in subsidiaries, net	1,367,900	506,123			460,201
Other intangible assets, net	3,848,100	2,352,342			2,363,617
Goodwill	1,035,600	133,923			67,228
Total assets	11,110,100	5,519,480			4,947,543
LIABILITIES AND EQUITY
Due to Hertz affiliate	2,498,800	628,275			266,604
Accounts payable	267,900	157,742			165,258
Accrued liabilities	242,200	84,992			209,263
Accrued taxes	33,900	11,511			134,186
Debt	68,500	49,445			4,237
Public liability and property damage	58,500	10,390			14,025
Deferred taxes on income	2,232,700	2,205,600
Deferred income tax liability		1,776,199			1,449,171
Total liabilities	5,402,500	2,718,554			2,242,744
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	5,707,600	2,800,926			2,704,799
Noncontrolling interest	0	0			0
Total equity	5,707,600	2,800,926			2,704,799
Total liabilities and equity	11,110,100	5,519,480			4,947,543
Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	371,000	506,055		316,400	358,821	614,470	870,902
Restricted cash and cash equivalents	342,500	524,418			235,246
Receivables, less allowance for doubtful accounts	719,300	1,049,675			1,100,336
Due from Hertz affiliate	3,691,700	2,199,247			1,194,041
Inventories, at lower of cost or market	57,700	47,205			34,997
Prepaid expenses and other assets	407,200	203,678			137,189
Revenue earning equipment, net	13,637,700	11,069,804			8,432,238
Property and equipment, net	252,900	364,360			256,599
Other intangible assets, net	50,200	1,605,163			103,935
Goodwill	224,500	1,101,739			224,645
Total assets	19,754,700	18,671,344			12,078,047
LIABILITIES AND EQUITY
Due to Hertz affiliate	1,980,400	411,107			397,885
Accounts payable	1,051,400	602,072			543,536
Accrued liabilities	343,600	487,788			309,402
Accrued taxes	1,335,000	1,003,127			(13,889)
Debt	10,283,400	8,774,989			6,469,338
Public liability and property damage	176,000	222,581			159,628
Deferred taxes on income	2,091,500	2,070,100
Deferred income tax liability		2,499,548			2,043,437
Total liabilities	17,261,300	14,001,212			9,909,337
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,493,400	4,670,113			2,168,691
Noncontrolling interest	0	19			19
Total equity	2,493,400	4,670,132			2,168,710
Total liabilities and equity	19,754,700	18,671,344			12,078,047
Eliminations
ASSETS
Cash and cash equivalents	0	0		0	0	0	0
Restricted cash and cash equivalents	0	0			0
Receivables, less allowance for doubtful accounts	(46,200)	0			0
Due from Hertz affiliate	(6,576,300)	(3,293,605)			(1,915,424)
Inventories, at lower of cost or market	0	0			0
Prepaid expenses and other assets	(2,783,000)	(2,496,288)			(1,842,608)
Revenue earning equipment, net	0	0			0
Property and equipment, net	0	0			0
Investment in subsidiaries, net	(8,201,000)	(7,471,039)			(4,873,490)
Other intangible assets, net	0	0			0
Goodwill	0	0			0
Total assets	(17,606,500)	(13,260,932)			(8,631,522)
LIABILITIES AND EQUITY
Due to Hertz affiliate	(6,576,300)	(3,293,605)			(1,915,424)
Accounts payable	0	0			0
Accrued liabilities	(46,200)	0			0
Accrued taxes	(1,245,600)	(901,681)			(11,872)
Debt	0	0			0
Public liability and property damage	0	0			0
Deferred taxes on income	(1,537,400)	(1,594,600)
Deferred income tax liability		(1,594,607)			(1,830,736)
Total liabilities	(9,405,500)	(5,789,893)			(3,758,032)
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	(8,201,000)	(7,471,039)			(4,873,490)
Noncontrolling interest	0	0			0
Total equity	(8,201,000)	(7,471,039)			(4,873,490)
Total liabilities and equity	$ (17,606,500)	$ (13,260,932)			$ (8,631,522)